Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “2023 Executive Compensation Program in Detail” in the Compensation Discussion and Analysis in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Human Capital and Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Jeffrey W. Benck $	Compensation Actually Paid to Jeffrey W. Benck(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	BHE Total Shareholder Return $	10-K Peer Group Total Shareholder Return $	Net Income (in thousands) $	Revenue (in thousands) $
2023	5,837,439	4,425,392	1,679,186	1,506,671	110.48	213.11	64,315	2,838,976
2022	6,718,650	8,543,236	1,803,293	2,202,770	77.68	161.57	68,229	2,886,331
2021	6,736,846	4,310,263	1,776,762	1,053,904	78.87	147.52	35,770	2,255,319

(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021
	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,837,439	$1,679,186	$6,718,650	$1,803,293	$6,736,846	$1,776,762

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,000,000)	$(1,081,250)	$(3,850,000)	$(854,673)	$(4,375,000)	$(961,344)
Year-end fair value of unvested awards granted in the current year	$4,529,294	$1,210,321	$3,956,739	$878,408	$4,145,568	$910,960
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,820,841)	$(286,789)	$1,755,646	$377,497	$(2,377,268)	$(688,242)
Fair values at vest date for awards granted and vested in current year	$4,629,967	$694,789	$1,646,191	$341,880	$1,459,832	$293,019
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,853,336)	$(727,383)	$(1,717,137)	$(356,934)	$(1,298,236)	$(282,430)
Dividends or dividend equivalents not otherwise included in total compensation	$102,869	$17,797	$33,147	$13,299	$18,521	$5,179
Total Adjustments for Equity Awards	$(1,412,047)	$(172,515)	$1,824,586	$399,477	$(2,426,583)	$(722,858)

Compensation Actually Paid (as calculated)	$4,425,392	$1,506,671	$8,543,236	$2,202,770	$4,310,263	$1,053,904

(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PSUs at each measurement date.
(3)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: Mr. Lakkaraju; Mr. Moezidis; Mr. Beaver; Ms. Turner

2022 and 2021: Mr. Lakkaraju; Mr. Buseman; Mr. Beaver; Mr. Crawford

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the Compensation Discussion and Analysis.

Performance Measures

•
Revenue
•
Operating Income Margin
•
Return On Invested Capital (ROIC)

Descriptions of the Relationships Presented in the Pay Versus Performance Table

The illustrations below compare the relationships between CAP and the following measures:

•
the Company’s cumulative TSR and the Form 10-K Peer Group’s cumulative TSR;
•
the Company’s Net Income; and
•
the Company’s Revenue

CAP vs. TSR

CAP vs. Net Income

CAP vs. Revenue

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(3)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: Mr. Lakkaraju; Mr. Moezidis; Mr. Beaver; Ms. Turner

2022 and 2021: Mr. Lakkaraju; Mr. Buseman; Mr. Beaver; Mr. Crawford

Adjustment To PEO Compensation, Footnote
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021
	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,837,439	$1,679,186	$6,718,650	$1,803,293	$6,736,846	$1,776,762

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,000,000)	$(1,081,250)	$(3,850,000)	$(854,673)	$(4,375,000)	$(961,344)
Year-end fair value of unvested awards granted in the current year	$4,529,294	$1,210,321	$3,956,739	$878,408	$4,145,568	$910,960
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,820,841)	$(286,789)	$1,755,646	$377,497	$(2,377,268)	$(688,242)
Fair values at vest date for awards granted and vested in current year	$4,629,967	$694,789	$1,646,191	$341,880	$1,459,832	$293,019
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,853,336)	$(727,383)	$(1,717,137)	$(356,934)	$(1,298,236)	$(282,430)
Dividends or dividend equivalents not otherwise included in total compensation	$102,869	$17,797	$33,147	$13,299	$18,521	$5,179
Total Adjustments for Equity Awards	$(1,412,047)	$(172,515)	$1,824,586	$399,477	$(2,426,583)	$(722,858)

Compensation Actually Paid (as calculated)	$4,425,392	$1,506,671	$8,543,236	$2,202,770	$4,310,263	$1,053,904

Non-PEO NEO Average Total Compensation Amount	$ 1,679,186	$ 1,803,293	$ 1,776,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,506,671	2,202,770	1,053,904
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021
	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,837,439	$1,679,186	$6,718,650	$1,803,293	$6,736,846	$1,776,762

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,000,000)	$(1,081,250)	$(3,850,000)	$(854,673)	$(4,375,000)	$(961,344)
Year-end fair value of unvested awards granted in the current year	$4,529,294	$1,210,321	$3,956,739	$878,408	$4,145,568	$910,960
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,820,841)	$(286,789)	$1,755,646	$377,497	$(2,377,268)	$(688,242)
Fair values at vest date for awards granted and vested in current year	$4,629,967	$694,789	$1,646,191	$341,880	$1,459,832	$293,019
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,853,336)	$(727,383)	$(1,717,137)	$(356,934)	$(1,298,236)	$(282,430)
Dividends or dividend equivalents not otherwise included in total compensation	$102,869	$17,797	$33,147	$13,299	$18,521	$5,179
Total Adjustments for Equity Awards	$(1,412,047)	$(172,515)	$1,824,586	$399,477	$(2,426,583)	$(722,858)

Compensation Actually Paid (as calculated)	$4,425,392	$1,506,671	$8,543,236	$2,202,770	$4,310,263	$1,053,904

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Revenue
Total Shareholder Return Vs Peer Group	CAP vs. TSR
Tabular List, Table

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the Compensation Discussion and Analysis.

Performance Measures

•
Revenue
•
Operating Income Margin
•
Return On Invested Capital (ROIC)

Total Shareholder Return Amount	$ 110.48	77.68	78.87
Peer Group Total Shareholder Return Amount	213.11	161.57	147.52
Net Income (Loss)	$ 64,315,000	$ 68,229,000	$ 35,770,000
Company Selected Measure Amount	2,838,976,000	2,886,331,000	2,255,319,000
PEO Name	Jeffrey W. Benck	Jeffrey W. Benck	Jeffrey W. Benck
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Return On Invested Capital (ROIC)
Jeffrey W. Benck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,837,439	$ 6,718,650	$ 6,736,846
PEO Actually Paid Compensation Amount	4,425,392	8,543,236	4,310,263
PEO | Jeffrey W. Benck [Member] | Equity Awards Value In Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,000)	(3,850,000)	(4,375,000)
PEO | Jeffrey W. Benck [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,529,294	3,956,739	4,145,568
PEO | Jeffrey W. Benck [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,820,841)	1,755,646	(2,377,268)
PEO | Jeffrey W. Benck [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,629,967	1,646,191	1,459,832
PEO | Jeffrey W. Benck [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,853,336)	(1,717,137)	(1,298,236)
PEO | Jeffrey W. Benck [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,869	33,147	18,521
PEO | Jeffrey W. Benck [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,412,047)	1,824,586	(2,426,583)
Non-PEO NEO | Equity Awards Value In Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,081,250)	(854,673)	(961,344)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,210,321	878,408	910,960
Non-PEO NEO | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,789)	377,497	(688,242)
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,789	341,880	293,019
Non-PEO NEO | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(727,383)	(356,934)	(282,430)
Non-PEO NEO | Dividends or Dividend Equivalents not Otherwise Included in Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,797	13,299	5,179
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,515)	$ 399,477	$ (722,858)